Document and Entity Information	Oct. 28, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2020
Entity Registrant Name	Hess Midstream LP
Entity Central Index Key	0001789832
Entity Emerging Growth Company	false
Entity File Number	001-39163
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-3211812
Entity Address, Address Line One	1501 McKinney Street
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77010
City Area Code	713
Local Phone Number	496-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A shares representing limited partner interests
Trading Symbol	HESM
Security Exchange Name	NYSE